Investments (Past Due and Interest Accrual Status of Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	$ 404	$ 150
Nonaccrual Status	347	265
Commercial
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	0
Nonaccrual Status	0	75
Agricultural
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	103	1
Nonaccrual Status	46	41
Residential
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	301	149
Nonaccrual Status	$ 301	$ 149